Stock Based Compensation - Summary of Compensation Expense relating to Share Options and RSAs Granted to Employees after Deducting Forfeitures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received for the exercise in the respective years	$ 18,708	$ 3,210	$ 5,163
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	21,821	21,198	20,519
Employee Stock Option [Member] | Cost of Revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,213	730	867
Employee Stock Option [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	689	197	236
Employee Stock Option [Member] | General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	18,512	19,507	18,679
Employee Stock Option [Member] | Research and Development Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,407	764	737
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	6,815	7,643	45
Restricted Stock [Member] | Cost of Revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	446	136	$ 45
Restricted Stock [Member] | General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 6,369	$ 7,507